OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES
OTHER RECEIVABLES

NOTE 14 – OTHER RECEIVABLES

USDm	2022	2021	2020
Derivative financial instruments	55.3	8.3	4.5
Escrow accounts	14.9	27.4	14.9
Other	3.8	4.3	5.5
Balance as of 31 December	74.0	40.0	24.9

No significant other receivables are past due or credit impaired.

The carrying amount is a reasonable approximation of fair value due to the short-term nature of the receivables. Please refer to Note 25 for further information on fair value hierarchies.